Convertible notes (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Original amount	₩ 29,035,913
Discount on Notes	(401,893)
Convertible Notes (Current)	₩ 28,634,020